Submission	Sep. 02, 2025
Submission [Line Items]
Central Index Key	0001602658
Registrant Name	Investar Holding Corp
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A